ADVANCES FROM THE FHLB (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ADVANCES FROM THE FHLB [Abstract]
Weighted average interest rate on principal payments due (in hundredths)	1.88%	3.37%
Federal Home Loan Bank, Advances, Principal Payments Due [Abstract]
Amount of principal due during the next twelve months	$ 14,754,000	$ 25,259,000
Year two	4,287,000	10,187,000
Year three	3,669,000	3,398,000
Year four	10,887,000	2,767,000
Year five	14,895,000	3,969,000
Year six		961,000
Thereafter	12,164,000	367,000
Advances total	60,656,000	46,908,000
Federal Home Loan Bank, Advances, Maturities Weighted Average Interest Rate [Abstract]
One year (in hundredths)	2.79%	3.88%
Two years (in hundredths)	2.40%	3.30%
Three years (in hundredths)	2.16%	2.52%
Four years (in hundredths)	1.38%	2.28%
Five years (in hundredths)	1.12%	2.22%
Six years (in hundredths)		2.19%
Thereafter (in hundredths)	2.43%	2.08%
FHLB Advance Disclosures [Abstract]
Advances collateralized totaling approximately	337,000,000
Maximum borrowing capacity	251,500,000
Total unused lines of credit at the FHLB	$ 60,000,000